Apr. 15, 2016
Direxion Daily S&P Biotech Bear 2X Shares
Direxion Daily Biotech Bear 2X Shares

DIREXION SHARES ETF TRUST

Direxion Daily S&P Biotech Bull 2X Shares

Direxion Daily S&P Biotech Bear 2X Shares

Supplement dated April 15, 2016 to the Prospectus and

Statement of Additional Information (“SAI”) dated February 29, 2016

In the summary section of the Funds’ Prospectus, on pages 253 and 260, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the five year period ended December 31, 2015 was 25.65%. The Index’s highest volatility rate for any one calendar year during the five-year period was 28.79% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2015 was 24.28%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change in the underlying index of the Direxion Daily S&P Biotech Bull 2X Shares and the Direxion Daily S&P Biotech Bear 2X Shares (the “Funds”). As a result of the change in the Funds’ underlying index, the Funds will be renamed.

Effective immediately, the underlying index of the Funds will change as shown in the table below and all references to the Current Index in the Prospectus and SAI will be replaced with the New Index:

Current Index	New Index
S&P Biotechnology Select Industry Index	NYSE Arca Biotechnology Index

Also, effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Daily S&P Biotech Bull 2X Shares	Direxion Daily Biotech Bull 2X Shares
Direxion Daily S&P Biotech Bear 2X Shares	Direxion Daily Biotech Bear 2X Shares

All descriptions of the Current Index in the Funds’ Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

NYSE Arca Biotechnology Index

The NYSE Arca Biotechnology Index is an equal weighted index that includes companies that are a part of the biotechnology industry and are primarily involved in the use of biological processes to develop products or provide services. Constituents are selected from companies that have the following criteria: 1) a current market capitalization of greater than $1 billion; 2) an average daily traded value of at least $1 million over the past three months; and 3) a current last traded price of greater than $3.00. The Index is calculated in US Dollars and rebalances on a quarterly basis.

* * * * * Please retain a copy of this Supplement with your Prospectus and SAI.